UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09877

CALVERT SOCIAL INDEX SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Fiscal quarter ended December 31, 2004

Item 1. Schedule of Investments.

CALVERT SOCIAL INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Advertising Agencies - 0.4%
Harte-Hanks, Inc.	376	$9,768
Lamar Advertising Co.*	700	29,946
Omnicom Group, Inc.	1,459	123,023
RH Donnelley Corp.*	300	17,715
Valassis Communications, Inc.*	437	15,299

		195,751

Air Transportation - 0.7%
Expeditors International Washington, Inc.	820	45,822
FedEx Corp.	2,367	233,126
JetBlue Airways Corp.*	800	18,576
Southwest Airlines Co.	5,604	91,233

		388,757

Auto Parts — After Market - 0.1%
Genuine Parts Co.	1,361	59,966

Auto Parts — Original Equipment - 0.1%
ArvinMeritor, Inc.	600	13,422
BorgWarner, Inc.	400	21,668
Visteon Corp.	1,079	10,542

		45,632

Auto Trucks & Parts - 0.0%
Gentex Corp.	628	23,249

Banks — New York City - 2.4%
Bank of New York Co., Inc.	6,175	206,369
JPMorgan Chase & Co.	28,615	1,116,271

		1,322,640

Banks — Outside New York City - 11.7%
AmSouth Bancorp	2,838	73,504
Associated Banc-Corp.	995	33,044
BancorpSouth, Inc.	547	13,330
Bank of America Corp.	32,610	1,532,344
Bank of Hawaii Corp.	400	20,296
Banknorth Group, Inc.	1,409	51,569
BB&T Corp.	4,443	186,828

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Cathay General Bancorp	300	11,250
Chittenden Corp.	375	10,774
Citizens Banking Corp.	300	10,305
City National Corp.	400	28,260
Colonial Bancgroup, Inc.	1,100	23,353
Comerica, Inc.	1,356	82,743
Commerce Bancorp, Inc.	584	37,610
Commerce Bancshares, Inc.	554	27,811
Compass Bancshares, Inc.	966	47,015
Cullen/Frost Bankers, Inc.	460	22,356
Doral Financial Corp.	711	35,017
East West Bancorp, Inc.	400	16,784
Fifth Third Bancorp	3,824	180,799
First Bancorp Puerto Rico	300	19,053
First Horizon National Corp.	968	41,730
First Midwest Bancorp, Inc.	407	14,770
FirstMerit Corp.	600	17,094
Fulton Financial Corp.	945	22,028
Greater Bay Bancorp	400	11,152
Hibernia Corp.	1,203	35,501
Hudson United Bancorp	408	16,067
Huntington Bancshares, Inc.	1,710	42,374
Investors Financial Services Corp.	580	28,988
KeyCorp Ltd.	3,284	111,328
M&T Bank Corp.	692	74,625
Marshall & Ilsley Corp.	1,492	65,946
Mellon Financial Corp.	3,411	106,116
Mercantile Bankshares Corp.	609	31,790
National City Corp.	4,695	176,297
North Fork Bancorp, Inc.	3,460	99,821
Northern Trust Corp.	1,523	73,987
Old National Bancorp	528	13,654
Pacific Capital Bancorp	366	12,440
Park National Corp.	105	14,228
PNC Financial Services Group, Inc.	2,281	131,021
Popular, Inc.	1,930	55,642
Regions Financial Corp.	3,691	131,363
Silicon Valley Bancshares*	250	11,205
Sky Financial Group, Inc.	830	23,796
South Financial Group, Inc.	615	20,006
Southwest Bancorp of Texas, Inc.	500	11,645
State Street Corp.	2,742	134,687
Suntrust Banks, Inc.	2,860	211,297
Synovus Financial Corp.	2,091	59,761
TCF Financial Corp.	1,058	34,004
Texas Regional Bancshares, Inc.	400	13,072
Trustmark Corp.	400	12,428

EQUITY SECURITIES - 98.8%	SHARES	VALUE

UCBH Holdings, Inc.	400	18,328
United Bankshares, Inc.	300	11,445
US Bancorp	15,076	472,180
Valley National Bancorp	789	21,816
Wachovia Corp.	12,926	679,908
Wells Fargo & Co.	13,554	842,381
Westamerica Bancorporation	258	15,044
Whitney Holding Corp.	300	13,497
Wilmington Trust Corp.	486	17,569
Zions Bancorp	708	48,165

		6,464,241

Biotechnology — Research & Production - 2.0%
Amgen, Inc.*	10,133	650,032
Biogen Idec, Inc.*	2,760	183,844
Genzyme Corp. — General Division*	1,780	103,365
Icos Corp.*	500	14,140
Idexx Laboratories, Inc.*	300	16,377
Invitrogen Corp.*	415	27,859
Martek Biosciences Corp.*	200	10,240
Millennium Pharmaceuticals, Inc.*	2,486	30,130
Millipore Corp.*	400	19,924
Neurocrine Biosciences, Inc.*	332	16,368
OSI Pharmaceuticals, Inc.*	353	26,422
Protein Design Labs, Inc.*	800	16,528

		1,115,229

Building — Air Conditioning - 0.0%
York International Corp.	370	12,780

Building Materials - 0.3%
Hughes Supply, Inc.	494	15,981
Masco Corp.	3,582	130,850

		146,831

Cable Television Services - 0.6%
Echostar Communications Corp.	1,714	56,973
Liberty Media Corp.*	20,644	226,671
Liberty Media International, Inc.*	1,222	56,493

		340,137

Chemicals - 0.6%
Air Products & Chemicals, Inc.	1,698	98,433
Airgas, Inc.	500	13,255
Ecolab, Inc.	1,498	52,625
Lubrizol Corp.	500	18,430
Praxair, Inc.	2,620	115,673

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Sigma-Aldrich Corp.	455	27,509

		325,925

Commercial Information Services - 0.0%
Arbitron, Inc.*	200	7,836
Ask Jeeves, Inc.*	500	13,375

		21,211

Communications & Media - 1.2%
Time Warner, Inc.*	35,276	685,765

Communications Technology - 3.8%
3Com Corp.*	3,205	13,365
ADC Telecommunications, Inc.*	6,457	17,305
Adtran, Inc.	321	6,144
Avaya, Inc.*	3,325	57,190
Avocent Corp.*	400	16,208
Brocade Communications Systems, Inc.*	2,099	16,036
CIENA Corp.*	4,544	15,177
Cisco Systems, Inc.*	54,208	1,046,214
Foundry Networks, Inc.*	1,000	13,160
Harris Corp.	500	30,895
JDS Uniphase Corp.*	11,070	35,092
Juniper Networks, Inc.*	3,961	107,699
NCR Corp.*	724	50,122
Qualcomm, Inc.	13,014	551,794
Scientific-Atlanta, Inc.	1,192	39,348
SpectraSite, Inc.*	400	23,160
Tellabs, Inc.*	3,376	29,001
TIBCO Software, Inc.*	1,400	18,676
UTStarcom, Inc.*	784	17,366

		2,103,952

Computer — Services, Software & Systems - 5.7%
Acxiom Corp.	695	18,278
Adobe Systems, Inc.	1,964	123,221
Affiliated Computer Services, Inc.*	1,000	60,190
Akamai Technologies, Inc.*	900	11,727
Amdocs Ltd.*	1,524	40,005
Autodesk, Inc.	1,800	68,310
BEA Systems, Inc.*	3,142	27,838
BMC Software, Inc.*	1,778	33,071
Cadence Design Systems, Inc.*	2,200	30,382
Ceridian Corp.*	1,144	20,912
Check Point Software Technologies Ltd.*	1,433	35,295
Citrix Systems, Inc.*	1,322	32,429
Cognizant Technology Solutions Corp.*	1,100	46,563

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Compuware Corp.*	2,727	17,644
Electronics for Imaging, Inc.*	400	6,964
Hyperion Solutions Corp.*	300	13,986
Intuit, Inc.*	1,439	63,330
Macromedia, Inc.*	600	18,672
Mentor Graphics Corp.*	583	8,914
Mercury Interactive Corp.*	765	34,846
Microsoft Corp.	77,561	2,071,654
National Instruments Corp.	416	11,336
Novell, Inc.*	2,993	20,203
Parametric Technology Corp.*	2,169	12,775
QLogic Corp.*	808	29,678
Red Hat, Inc.*	1,355	18,089
Reynolds & Reynolds Co.	517	13,706
Siebel Systems, Inc.*	3,585	37,643
Sybase, Inc.*	751	14,982
Symantec Corp.*	5,100	131,376
Veritas Software Corp.*	3,458	98,726

		3,172,745

Computer Technology - 6.6%
Apple Computer, Inc.*	3,037	195,583
Dell, Inc.*	17,879	753,421
Electronic Data Systems Corp.	4,100	94,710
EMC Corp.*	19,443	289,117
Emulex Corp.*	661	11,131
Hewlett-Packard Co.	22,011	461,571
Imation Corp.	300	9,549
Ingram Micro, Inc.*	1,039	21,611
International Business Machines Corp.	13,841	1,364,446
Maxtor Corp.*	1,969	10,436
Network Appliance, Inc.*	2,840	94,345
Nvidia Corp.*	1,264	29,780
SanDisk Corp.*	1,300	32,461
Seagate Technology, Inc.	1,700	29,359
Storage Technology Corp.*	860	27,185
Sun Microsystems, Inc.*	26,668	143,474
Synopsys, Inc.*	1,238	24,289
Unisys Corp.*	2,700	27,486
Western Digital Corp.*	1,600	17,344
Zebra Technologies Corp.*	600	33,768

		3,671,066

Consumer Electronics - 1.1%
CNET Networks, Inc.*	1,100	12,353
DoubleClick, Inc.*	956	7,438
Earthlink, Inc.*	1,140	13,133

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Electronic Arts, Inc.*	2,400	148,032
Garmin Ltd.	512	31,150
Harman International Industries, Inc.	534	67,818
Yahoo!, Inc.*	9,270	349,294

		629,218

Consumer Products - 1.2%
Alberto-Culver Co.	693	33,659
American Greetings Corp.	500	12,675
Blyth, Inc.	299	8,838
Gillette Co.	7,338	328,596
Kimberly-Clark Corp.	3,906	257,054
Snap-On, Inc.	400	13,744
Toro Co.	200	16,270
Yankee Candle Co., Inc.*	400	13,272

		684,108

Containers & Packaging — Metal & Glass - 0.0%
Aptargroup, Inc.	257	13,564

Containers & Packaging — Paper & Plastic - 0.2%
Bemis Co.	900	26,181
Sealed Air Corp.*	700	37,289
Sonoco Products Co.	800	23,720

		87,190

Cosmetics - 0.3%
Avon Products, Inc.	3,804	147,215
Estee Lauder Co.’s, Inc.	984	45,038

		192,253

Diversified Financial Services - 1.8%
American Express Co.	9,064	510,938
Bisys Group, Inc.*	1,000	16,450
Chicago Mercantile Exchange Holdings, Inc.	200	45,740
CIT Group, Inc.	1,729	79,223
Goldman Sachs Group, Inc.	3,306	343,956
Leucadia National Corp.	359	24,943

		1,021,250

Diversified Materials & Processing - 0.1%
American Standard Co.’s*	1,428	59,005

Diversified Production - 0.4%
Danaher Corp.	2,026	116,313
Dover Corp.	1,598	67,020
Pentair, Inc.	800	34,848

		218,181

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Drug & Grocery Store Chains - 1.0%
CVS Corp.	3,228	145,486
Supervalu, Inc.	1,086	37,489
Walgreen Co.	8,256	316,783
Whole Foods Market, Inc.	536	51,108

		550,866

Drugs & Pharmaceuticals - 7.9%
Allergan, Inc.	1,082	87,718
AmerisourceBergen Corp.	952	55,863
Amylin Pharmaceuticals, Inc.*	700	16,352
Barr Laboratories, Inc.*	765	34,838
Bristol-Myers Squibb Co.	15,584	399,262
Cardinal Health, Inc.	3,461	201,257
Forest Laboratories, Inc.*	2,950	132,337
Gilead Sciences, Inc.*	3,468	121,345
Hospira, Inc.*	1,300	43,550
IVAX Corp.*	1,717	27,163
Johnson & Johnson	23,767	1,507,303
Medicis Pharmaceutical Corp.	400	14,044
Medimmune, Inc.*	2,032	55,088
MGI Pharma, Inc.*	600	16,806
Nektar Therapeutics*	700	14,168
Onyx Pharmaceuticals, Inc.*	300	9,717
Par Pharmaceutical Cos, Inc.*	300	12,414
Pfizer, Inc.	60,610	1,629,803
Taro Pharmaceuticals Industries Ltd.*	200	6,806

		4,385,834

Education Services - 0.3%
Apollo Group, Inc.*	1,257	101,452
Corinthian Colleges, Inc.*	700	13,192
DeVry, Inc.*	500	8,680
Education Management Corp.*	500	16,505
Laureate Education, Inc.*	300	13,227
Strayer Education, Inc.	100	10,979

		164,035

Electrical — Household Appliances - 0.1%
Maytag Corp.	560	11,816
Whirlpool Corp.	554	38,342

		50,158

Electronic Equipment & Components - 0.6%
Cooper Industries Ltd.	700	47,523

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Emerson Electric Co.	3,400	238,340
Hubbell, Inc., Class B	450	23,535
Molex, Inc.	500	15,000

		324,398

Electronics - 0.2%
Amphenol Corp.*	678	24,910
Avid Technology, Inc.*	300	18,525
Flir Systems, Inc.*	300	19,137
Sanmina-SCI Corp.*	4,185	35,447
Semtech Corp.*	606	13,253

		111,272

Electronics — Gauge & Meter - 0.1%
Mettler Toledo International, Inc.*	400	20,524
Tektronix, Inc.	700	21,147

		41,671

Electronics — Medical Systems - 1.0%
Affymetrix, Inc.*	500	18,275
Medtronic, Inc.	9,690	481,302
Varian Medical Systems, Inc.*	1,102	47,650

		547,227

Electronics — Semiconductors / Components - 4.5%
Advanced Micro Devices, Inc.*	2,829	62,295
Agere Systems, Inc.*	7,300	9,855
Altera Corp.*	3,019	62,493
Analog Devices, Inc.	2,991	110,428
Applied Micro Circuits Corp.*	2,520	10,609
Arrow Electronics, Inc.*	934	22,696
Atmel Corp.*	3,514	13,775
Avnet, Inc.*	918	16,744
Broadcom Corp.*	2,101	67,820
Conexant Systems, Inc.*	3,698	7,359
Fairchild Semiconductor International, Inc.*	976	15,870
Flextronics International Ltd.*	4,500	62,190
Integrated Circuit Systems, Inc.*	600	12,552
Integrated Device Technology, Inc.*	873	10,092
Intel Corp.	51,445	1,203,299
Intersil Corp.	1,100	18,414
Jabil Circuit, Inc.*	1,318	33,714
Linear Technology Corp.	2,501	96,939
LSI Logic Corp.*	3,100	16,988
Marvell Technology Group Ltd.*	1,514	53,702
Microchip Technology, Inc.	1,700	45,322
Micron Technology, Inc.*	4,873	60,182

EQUITY SECURITIES - 98.8%	SHARES	VALUE

PMC — Sierra, Inc.*	1,426	16,042
RF Micro Devices, Inc.*	1,518	10,383
Silicon Laboratories, Inc.*	300	10,593
Skyworks Solutions, Inc.*	1,200	11,316
Texas Instruments, Inc.	13,920	342,710
Vitesse Semiconductor Corp.*	1,800	6,354
Xilinx, Inc.	2,760	81,834

		2,492,570

Electronics — Technology - 0.1%
Solectron Corp.*	7,698	41,030
Trimble Navigation Ltd.*	400	13,216

		54,246

Entertainment - 0.0%
Pixar, Inc.*	164	14,040

Finance — Small Loan - 0.4%
AmeriCredit Corp.*	1,220	29,829
SLM Corp.	3,530	188,467

		218,296

Finance Companies - 0.3%
Capital One Financial Corp.	1,922	161,852

Financial Data Processing Services - 1.5%
Automatic Data Processing, Inc.	4,688	207,913
Checkfree Corp.*	490	18,659
Deluxe Corp.	399	14,895
DST Systems, Inc.*	525	27,363
Fair Isaac Corp.	550	20,174
First Data Corp.	6,851	291,442
Fiserv, Inc.*	1,523	61,209
Global Payments, Inc.	300	17,562
Jack Henry & Associates, Inc.	622	12,384
Paychex, Inc.	2,688	91,607
SunGard Data Systems, Inc.*	2,333	66,094

		829,302

Financial Information Services - 0.3%
D & B Corp.*	602	35,909
Dow Jones & Co., Inc.	401	17,267
Moody’s Corp.	980	85,113

		138,289

Financial Miscellaneous - 3.1%
AMBAC Financial Group, Inc.	900	73,917

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Brown & Brown, Inc.	400	17,420
CapitalSource, Inc.*	500	12,835
Fannie Mae	7,805	555,794
Fidelity National Financial, Inc.	1,319	60,239
First American Corp.	659	23,157
Freddie Mac	5,574	410,804
H & R Block, Inc.	1,188	58,212
MBIA, Inc.	1,153	72,962
MBNA Corp.	9,023	254,358
MGIC Investment Corp.	832	57,333
Nationwide Financial Services, Inc.	500	19,115
New Century Financial Corp.	400	25,564
Providian Financial Corp.*	2,364	38,935
Radian Group, Inc.	710	37,800

		1,718,445

Foods - 1.4%
Del Monte Foods Co.*	1,600	17,632
General Mills, Inc.	2,871	142,717
H.J. Heinz Co.	2,838	110,654
Hershey Foods Corp.	1,414	78,534
JM Smucker Co.	500	23,535
Kellogg Co.	1,900	84,854
McCormick & Co., Inc.	900	34,740
NBTY, Inc.*	500	12,005
Performance Food Group Co.*	400	10,764
Sysco Corp.	5,150	196,575
William Wrigley Jr. Co.	1,119	77,424

		789,434

Forest Products - 0.2%
Weyerhaeuser Co.	1,800	120,996

Healthcare Facilities - 0.4%
DaVita, Inc.*	800	31,624
Health Management Associates, Inc.	1,878	42,668
Laboratory Corp. of America Holdings, Inc.*	1,116	55,599
LifePoint Hospitals, Inc.*	257	8,949
Pharmaceutical Product Development, Inc.*	402	16,599
Quest Diagnostics, Inc.	583	55,706
Renal Care Group, Inc.*	550	19,795

		230,940

Healthcare Management Services - 0.5%
Caremark Rx, Inc.*	3,650	143,920
First Health Group Corp.*	696	13,022
Health Net, Inc.*	941	27,167

EQUITY SECURITIES - 98.8%	SHARES	VALUE

IMS Health, Inc.	1,899	44,076
Select Medical Corp.	800	14,080
Universal Health Services, Inc., Class B	460	20,470
WebMD Corp.*	2,494	20,351

		283,086

Healthcare Services - 0.9%
Accredo Health, Inc.*	400	11,088
Apria Healthcare Group, Inc.*	437	14,399
Express Scripts, Inc.*	511	39,061
Lincare Holdings, Inc.*	820	34,973
McKesson Corp.	2,174	68,394
Omnicare, Inc.	812	28,111
WellPoint, Inc.*	2,400	276,000

		472,026

Home Building - 0.4%
DR Horton, Inc.	1,733	69,857
KB Home	307	32,051
MDC Holdings, Inc.	142	12,274
NVR, Inc.*	42	32,315
Pulte Homes, Inc.	826	52,699
Ryland Group, Inc.	424	24,397
Standard-Pacific Corp.	200	12,828

		236,421

Hotel/Motel - 0.0%
La Quinta Corp.*	1,300	11,817

Household Equipment & Products - 0.2%
Black & Decker Corp.	600	52,998
Stanley Works	700	34,293

		87,291

Household Furnishings - 0.1%
Ethan Allen Interiors, Inc.	266	10,645
Furniture Brands International, Inc.	422	10,571
Newell Rubbermaid, Inc.	2,179	52,710

		73,926

Identification Control & Filter Devices - 0.6%
Agilent Technologies, Inc.*	3,564	85,892
American Power Conversion Corp.	1,484	31,758
Donaldson Co., Inc.	600	19,548
Flowserve Corp.*	467	12,861
IDEX Corp.	400	16,200

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Pall Corp.	1,042	30,166
Parker Hannifin Corp.	915	69,302
Roper Industries, Inc.	336	20,419
Waters Corp.*	977	45,714

		331,860

Insurance — Life - 0.8%
AmerUs Group Co.	300	13,590
Conseco, Inc.*	1,200	23,940
Jefferson-Pilot Corp.	1,084	56,325
Principal Financial Group	2,500	102,350
Prudential Financial, Inc.	4,200	230,832

		427,037

Insurance — Multi-Line - 4.2%
Aflac, Inc.	4,061	161,790
Allmerica Financial Corp.*	470	15,430
American International Group, Inc.	18,392	1,207,803
American National Insurance Co.	174	18,124
Arthur J. Gallagher & Co.	700	22,750
CIGNA Corp.	1,062	86,627
Cincinnati Financial Corp.	1,309	57,936
Hartford Financial Services, Inc.	2,320	160,799
Hilb Rogal & Hamilton Co.	300	10,872
IPC Holdings Ltd.	318	13,836
Lincoln National Corp.	1,431	66,799
Markel Corp.*	64	23,296
PartnerRe Ltd.	436	27,006
Protective Life Corp.	500	21,345
Safeco Corp.	1,165	60,860
St. Paul Travelers Co.’s, Inc.	5,397	200,067
Stancorp Financial Group, Inc.	200	16,500
Torchmark Corp.	900	51,426
Unitrin, Inc.	347	15,771
UnumProvident Corp.	2,358	42,303
Willis Group Holdings Ltd.	1,200	49,404

		2,330,744

Insurance — Property & Casualty - 1.2%
ACE Ltd.	2,300	98,325
Chubb Corp.	1,573	120,964
Commerce Group, Inc.	200	12,208
Erie Indemnity Co.	222	11,671
Everest Re Group Ltd.	500	44,780
Fremont General Corp.	500	12,590
HCC Insurance Holdings, Inc.	544	18,017
Mercury General Corp.	258	15,459

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Ohio Casualty Corp.*	500	11,605
PMI Group, Inc.	800	33,400
Progressive Corp.	1,430	121,321
RenaissanceRe Holdings Ltd.	525	27,342
Transatlantic Holdings, Inc.	181	11,191
White Mountains Insurance Group Ltd.	59	38,114
WR Berkley Corp.	550	25,944
XL Capital Ltd.	1,100	85,415

		688,346

Investment Management Companies - 0.3%
Affiliated Managers Group, Inc.*	210	14,225
Eaton Vance Corp.	500	26,075
Federated Investors, Inc., Class B	731	22,222
SEI Investments Co.	595	24,948
T. Rowe Price Group, Inc.	1,043	64,875
Waddell & Reed Financial, Inc.	700	16,723

		169,068

Leisure Time - 0.0%
SCP Pool Corp.	400	12,760

Machinery — Agricultural - 0.3%
AGCO Corp.*	700	15,323
Deere & Co.	2,038	151,627

		166,950

Machinery — Construction & Handling - 0.0%
Terex Corp.*	400	19,060

Machinery — Engines - 0.1%
Briggs & Stratton Corp.	394	16,383
Cummins, Inc.	300	25,137

		41,520

Machinery — Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.	2,131	197,501
Kennametal, Inc.	300	14,931

		212,432

Machinery — Oil Well Equipment & Services - 0.2%
Cooper Cameron Corp.*	470	25,291
FMC Technologies, Inc.*	500	16,100
Grant Prideco, Inc.*	980	19,649
Key Energy Services, Inc.*	1,046	12,343
Smith International, Inc.*	820	44,616

		117,999

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Machinery - Specialty - 0.0%
Graco, Inc.	550	20,543

Medical & Dental - Instruments & Supplies - 1.6%
Beckman Coulter, Inc.	500	33,495
Becton Dickinson & Co.	1,865	105,932
Biomet, Inc.	1,886	81,833
Boston Scientific Corp.*	4,800	170,640
Cooper Co’s, Inc.	300	21,177
Cytyc Corp.*	907	25,006
Dade Behring Holdings, Inc.*	300	16,800
Dentsply International, Inc.	600	33,720
Edwards Lifesciences Corp.*	460	18,980
Gen-Probe, Inc.*	400	18,084
Henry Schein, Inc.*	387	26,951
Invacare Corp.	230	10,640
Patterson Cos, Inc.*	898	38,964
ResMed, Inc.*	320	16,352
Respironics, Inc.*	300	16,308
St. Jude Medical, Inc.*	2,900	121,597
Stryker Corp.	2,230	107,597
Techne Corp.*	300	11,670

		875,746

Medical Services - 0.1%
Coventry Health Care, Inc.*	594	31,530
VCA Antech, Inc.*	700	13,720

		45,250

Milling- Fruit & Grain Production - 0.0%
Corn Products International, Inc.	300	16,068

Miscellaneous Business & Consumer Discretionary - 0.1%
E.W. Scripps Co.	624	30,127

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	639	42,570

Multi-Sector Companies - 0.9%
3M Co.	5,766	473,216
Carlisle Co.’s, Inc.	250	16,230
Lancaster Colony Corp.	200	8,574
Teleflex, Inc.	252	13,089

		511,109

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Office Furniture & Business Equipment - 0.7%
Diebold, Inc.	560	31,209
Herman Miller, Inc.	536	14,810
HNI Corp.	383	16,488
Lexmark International, Inc.*	1,072	91,120
Pitney Bowes, Inc.	1,892	87,562
Xerox Corp.*	7,683	130,688

		371,877

Office Supplies - 0.1%
Avery Dennison Corp.	788	47,256

Oil - Crude Producers - 0.4%
Chesapeake Energy Corp.	2,145	35,393
EOG Resources, Inc.	900	64,224
Patina Oil & Gas Corp.	500	18,750
Pioneer Natural Resources Co.	1,185	41,577
XTO Energy, Inc.	2,114	74,793

		234,737

Photography - 0.1%
Eastman Kodak Co.	2,300	74,175

Production Technology Equipment - 0.8%
Applied Materials, Inc.*	13,613	232,782
Cognex Corp.	300	8,370
Cymer, Inc.*	250	7,385
KLA-Tencor Corp.*	1,616	75,273
Lam Research Corp.*	1,100	31,801
Novellus Systems, Inc.*	1,130	31,516
Teradyne, Inc.*	1,572	26,834
Varian Semiconductor Equipment Associates, Inc.*	242	8,918

		422,879

Publishing - Miscellaneous - 0.4%
John Wiley & Sons, Inc.	350	12,194
McGraw-Hill Co.’s, Inc.	1,562	142,985
Meredith Corp.	332	17,994
RR Donnelley & Sons Co.	1,719	60,664

		233,837

Publishing - Newspapers - 0.3%
Belo Corp.	801	21,018
Lee Enterprises, Inc.	300	13,824
McClatchy Co.	200	14,362
Media General, Inc.	151	9,786
New York Times Co.	1,185	48,348

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Washington Post Co.	47	46,202

		153,540

Radio & Television Broadcasters - 0.4%
Entercom Communications Corp.*	360	12,920
Sirius Satellite Radio, Inc.*	10,100	77,265
Univision Communications, Inc.*	2,070	60,589
XM Satellite Radio Holdings, Inc.*	1,600	60,192

		210,966

Real Estate - 0.1%
St. Joe Co.	600	38,520

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	2,340	142,155

Rent & Lease Services - Commercial - 0.0%
United Rentals, Inc.*	500	9,450

Restaurants - 0.6%
Brinker International, Inc.*	741	25,987
CEC Entertainment, Inc.*	286	11,431
Cheesecake Factory, Inc.*	600	19,482
Darden Restaurants, Inc.	1,183	32,816
Krispy Kreme Doughnuts, Inc.*	500	6,300
Outback Steakhouse, Inc.	550	25,179
Panera Bread Co.*	200	8,064
PF Chang’s China Bistro, Inc.*	200	11,270
Ruby Tuesday, Inc.	500	13,040
Starbucks Corp.*	3,175	197,993

		351,562

Retail - 5.2%
Advance Auto Parts, Inc.*	587	25,640
Amazon.Com, Inc.*	2,365	104,746
Barnes & Noble, Inc.*	449	14,489
Bed Bath & Beyond, Inc.*	2,377	94,676
Best Buy Co., Inc.	2,140	127,159
BJ’s Wholesale Club, Inc.*	570	16,604
Borders Group, Inc.	600	15,240
Carmax, Inc.*	800	24,840
CDW Corp.	548	36,360
Chico’s FAS, Inc.*	700	31,871
Costco Wholesale Corp.	3,682	178,246
Dollar General Corp.	2,469	51,281
Dollar Tree Stores, Inc.*	896	25,697
Family Dollar Stores, Inc.	1,315	41,067

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Fastenal Co.	540	33,242
Gap, Inc.	5,305	112,042
Home Depot, Inc.	17,799	760,729
Kohl’s Corp.*	2,441	120,024
Linens ‘N Things, Inc.*	400	9,920
Lowe’s Co.’s, Inc.	5,688	327,572
Nordstrom, Inc.	1,006	47,010
Office Depot, Inc.*	2,516	43,678
O’Reilly Automotive, Inc.*	413	18,606
PEP Boys - Manny Moe & Jack	500	8,535
PETsMART, Inc.	1,200	42,636
Ross Stores, Inc.	1,200	34,644
Saks, Inc.	1,026	14,887
Staples, Inc.	4,004	134,975
Target Corp.	6,609	343,205
Tractor Supply Co.*	300	11,163
Williams-Sonoma, Inc.*	774	27,121

		2,877,905

Savings & Loans - 1.3%
Astoria Financial Corp.	600	23,982
Commercial Federal Corp.	321	9,537
Downey Financial Corp.	184	10,488
Golden West Financial Corp.	2,404	147,654
Hudson City Bancorp, Inc.	551	20,288
Independence Community Bank Corp.	581	24,739
IndyMac Bancorp, Inc.	500	17,225
New York Community Bancorp, Inc.	1,880	38,672
Peoples Bank Bridgeport	800	31,112
Sovereign Bancorp, Inc.	2,742	61,832
Washington Federal, Inc.	667	17,702
Washington Mutual, Inc.	7,007	296,256
Webster Financial Corp.	416	21,066

		720,553

Scientific Equipment & Supplies - 0.1%
Applera Corp. - Applied Biosystems Group	1,633	34,146
Varian, Inc.*	300	12,303

		46,449

Securities Brokers & Services - 0.7%
A.G. Edwards, Inc.	600	25,926
Ameritrade Holding Corp.*	2,277	32,379
Charles Schwab Corp.	8,943	106,958
E*Trade Financial Corp.*	2,991	44,716
Franklin Resources, Inc.	1,144	79,680
Jefferies Group, Inc.	400	16,112

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Legg Mason, Inc.	805	58,974

		364,745

Services - Commercial - 1.3%
Brink’s Co.	500	19,760
Convergys Corp.*	1,095	16,414
Corporate Executive Board Co.	352	23,563
eBay, Inc.*	3,958	460,236
Getty Images, Inc.*	371	25,543
Iron Mountain, Inc.*	843	25,703
Manpower, Inc.	735	35,501
Monster Worldwide, Inc.*	800	26,912
Regis Corp.	400	18,460
Robert Half International, Inc.	1,376	40,496
Sabre Holdings Corp.	1,083	23,999
Viad Corp.	172	4,900
Weight Watchers International, Inc.*	305	12,526

		734,013

Shoes - 0.1%
Reebok International Ltd.	437	19,228
Timberland Co.*	184	11,531

		30,759

Soaps & Household Chemicals - 2.4%
Church & Dwight, Inc.	450	15,129
Colgate-Palmolive Co.	4,241	216,970
Procter & Gamble Co.	20,440	1,125,835

		1,357,934

Steel - 0.1%
Harsco Corp.	300	16,722
Worthington Industries	600	11,748

		28,470

Telecommunications Equipment - 0.2%
American Tower Corp.*	1,800	33,120
Andrew Corp.*	1,210	16,492
Crown Castle International Corp.*	1,802	29,985
Plantronics, Inc.	400	16,588
Polycom, Inc.*	800	18,656

		114,841

Textiles Apparel Manufactures - 0.1%
Jones Apparel Group, Inc.	1,000	36,570
Tommy Hilfiger Corp.*	700	7,896

		44,466

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Transportation Miscellaneous - 0.8%
CH Robinson Worldwide, Inc.	647	35,921
United Parcel Service, Inc., Class B	4,603	393,372

		429,293

Truckers - 0.0%
CNF, Inc.	450	22,545

Utilities - Cable, Television, & Radio - 0.7%
Cablevision Systems Corp.*	1,547	38,520
Comcast Corp.*	10,043	334,231
UnitedGlobalCom, Inc.*	2,900	28,014

		400,765

Utilities - Electrical - 0.2%
Duquesne Light Holdings, Inc.	600	11,310
Hawaiian Electric Industries, Inc.	600	17,490
NiSource, Inc.	2,100	47,838
OGE Energy Corp.	700	18,557
Puget Energy, Inc.	800	19,760

		114,955

Utilities - Gas Distribution - 0.5%
AGL Resources, Inc.	620	20,609
Atmos Energy Corp.	600	16,410
Energen Corp.	300	17,685
KeySpan Corp.	1,307	51,561
Kinder Morgan, Inc.	812	59,381
Nicor, Inc.	400	14,776
Oneok, Inc.	800	22,736
Peoples Energy Corp.	257	11,295
Piedmont Natural Gas Co., Inc.	582	13,526
Questar Corp.	656	33,430
WGL Holdings, Inc.	400	12,336

		273,745

Utilities - Gas Pipelines - 0.1%
Equitable Resources, Inc.	489	29,663

Utilities - Miscellaneous - 0.0%
MDU Resources Group, Inc.	850	22,678

Utilities - Telecommunications - 3.0%
Alltel Corp.	2,511	147,546
BellSouth Corp.	14,674	407,790
CenturyTel, Inc.	984	34,903

EQUITY SECURITIES - 98.8%	SHARES	VALUE

Cincinnati Bell, Inc.*	2,000	8,300
Citizens Communications Co.	2,293	31,620
McLeod USA, Inc., Escrowed*	2,259	-
Nextel Communications, Inc.*	8,613	258,390
NII Holdings, Inc., Class B*	500	23,725
NTL, Inc.*	572	41,733
SBC Communications, Inc.	26,525	683,549
Telephone & Data Systems, Inc.	360	27,702
Western Wireless Corp.*	600	17,580

		1,682,838

Utilities - Water - 0.0%
Aqua America, Inc.	725	17,828

Wholesalers - 0.1%
Tech Data Corp.*	460	20,884
United Stationers, Inc.*	300	13,860

		34,744

Total Equity Securities (Cost $51,474,559)		54,808,416

	PRINCIPAL
U.S. Treasury - 0.2%	AMOUNT	VALUE

United States Treasury Bills, 2/17/05 (l)	$100,000	$99,782

Total U.S. Treasury (Cost $99,782)		99,782

TOTAL INVESTMENTS (Cost $51,574,341) - 99.0%		54,908,198
Other assets and liabilities, net - 1.0%		550,116

Net Assets - 100%		$55,458,314

			Underlying
	# of	Expiration	Face Amount at	Unrealized Appreciation
Futures	Contracts	Date	Value	(Depreciation)
Purchased:
S&P 500 Index^	2	3/05	$606,850	$3,412

*	Non-income producing security.

(l)	Collateral for futures contracts.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Social Index Fund (the “Fund”), the sole series of Calvert Social Index Series, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers four classes of shares of capital stock. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is unavailable are valued at the most recent bid price or based on a yield equivalent obtained from the securities’ market maker. Short-term notes are stated at amortized cost, which approximates fair value. The Fund may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At December 31, 2004 there were no securities fair valued under the direction of the Board of Directors.

Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees: Effective February 1, 2004, the Fund began to charge a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within five days for Class I shares). The redemption fee is paid to the Fund, and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s and transfer agent’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

NOTE B — TAX INFORMATION

The cost of investments owned at December 31, 2004 for federal income tax purposes was $53,971,537. Net unrealized appreciation aggregated $936,661, of which $8,070,602 related to appreciated securities and $7,133,941 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $115,227, $1,114,446, $1,821,069 and $900,355 at September 30, 2004 may be utilized to offset future capital gains until expiration in September 2009, September 2010, September 2011 and September 2012, respectively.

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

      A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

      Filed herewith.

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INDEX SERIES, INC.

By:	/s/ Barbara Krumsiek
Barbara Krumsiek
Senior Vice-President – Principal Executive Officer

Date:	February 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. Wayne Silby
D. Wayne Silby
President – Principal Executive Officer

Date:	February 28, 2005

/s/ Barbara Krumsiek
Barbara Krumsiek
Senior Vice-President – Principal Executive Officer

Date:	February 28, 2005

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer – Principal Financial Officer

Date:	February 28, 2005